Loss per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Loss per share	Loss per share
From continuing and discontinued operations
The calculation of the basic and diluted loss per share is based on the following data:

	2025	2024	2023
Loss
Loss for the purpose of basic and diluted loss per share being net loss attributable to equity shareholders of the Company
- from continuing operations	$(34,536)	$(39,218)	$(42,569)
- from discontinued operations	(3,173)	(7,086)	(20,155)
	$(37,709)	$(46,304)	$(62,724)
Number of shares
Weighted-average number of ordinary shares for the purposes of basic and diluted loss per share	14,052,085	12,494,648	11,246,010
At December 31, 2025, 489,088 shares underlying restricted share units (RSUs), 1,492,307 shares underlying warrants, and 3,216,617 shares underlying private placement warrants were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. At December 31, 2024, 1,214,951 shares underlying RSUs and 1,492,307 shares underlying warrants were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. At December 31, 2023, 859,331 shares underlying RSUs and 1,492,307 shares underlying warrants were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.